Significant Accounting Policies (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Significant Accounting Policies (Details) [Line Items]
Accrued interest	$ 1,230	$ 144
Net of allowances for doubtful accounts	5	$ 5
Total inventory write-offs during period			$ 14
Effect on decrease in net loss	$ 141
Effect on decrease in net loss per share (in Dollars per share)	$ 0.01
Percentage of marketing expenses	50.00%
Warrants excluded from calculation of diluted net income (loss) per share (in Shares)	1,042,682	956,356	877,195
Recognized income tax positions	50.00%
Severance expenses	$ 1,007	$ 922	$ 1,195
Minimum [Member]
Significant Accounting Policies (Details) [Line Items]
Annual Interest rate	2.22%
Maximum [Member]
Significant Accounting Policies (Details) [Line Items]
Annual Interest rate	6.80%